Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2019	As of December 31, 2018

Direct loans to third parties	$12,200,000	$12,000,000
Entrusted loans to third parties	34,402,684	34,969,111
Impairment on uncollectable loans	(41,802,684)	(7,119,594)
Total loans to third parties	$4,800,000	$39,849,517

Schedule of Direct Loan Information

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	Aug 7, 2020
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jul 6, 2020
C	200,000	5%	Dec 26, 2020
Total	$12,200,000

The detailed direct loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	August 6,2019
B	5,000,000	15%	January 28,2019
C	3,000,000	5%	July 6,2019
Total	$12,000,000

Schedule of Entrusted Loan Information

The balance of entrusted loans as of December 31, 2019 was $34,402,684 to four borrowers. The detailed entrusted loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,866,890	16%	October 23, 2018
A	5,733,781	16%	December 26, 2018
B	4,300,335	16%	May 30, 2019
B	5,017,058	16%	July 27, 2019
C	7,167,225	16%	June 9, 2019
C	5,733,781	16%	July 9, 2019
D	3,583,614	16%	September 7, 2019
Total	$34,402,684

The balance of entrusted loans as of December 31, 2018 was $34,969,111 to four borrowers. The detailed entrusted loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,914,093	16%	October 23, 2018
A	5,828,185	16%	December 26, 2018
B	4,371,139	16%	May 30, 2019
B	5,099,662	16%	July 27, 2019
C	7,285,231	16%	June 5, 2019
C	5,828,185	16%	July 9, 2019
D	3,642,616	16%	September 7, 2019
Total	$34,969,111